Microsoft Investment	12 Months Ended
Apr. 29, 2017
Microsoft Investment
15.	Microsoft Investment

On April 27, 2012, Barnes & Noble entered into an investment agreement, pursuant to which Barnes & Noble transferred to the LLC its digital device, digital content and college bookstore businesses, and Morrison Investment Holdings, Inc. (Morrison) purchased from the LLC 300,000 convertible preferred membership interests in the LLC (Series A Preferred) for an aggregate purchase price of $300,000. Concurrently with its entry into this agreement, Barnes & Noble also entered into a commercial agreement with Microsoft, pursuant to which, among other things, the LLC would develop and distribute a Windows 8 application for eReading and digital content purchases, and an intellectual property license and settlement agreement with Microsoft and Microsoft Licensing GP. The parties closed Morrison’s investment in the LLC and the commercial agreement became effective on October 4, 2012.

On December 3, 2014, Morrison, Microsoft, Barnes & Noble and Barnes & Noble Education entered into agreements, pursuant to which Morrison’s interest in the LLC was purchased by Barnes & Noble Education and the Microsoft commercial agreement was terminated effective as of such date. Pursuant to the Purchase Agreement (the Purchase Agreement) among Barnes & Noble, Barnes & Noble Education, Morrison and Microsoft, Barnes & Noble Education purchased from Morrison, and Morrison sold, all of its $300,000 convertible Series A preferred limited liability company interest in the LLC in exchange for an aggregate purchase price of $124,850 consisting of (i) $62,425 in cash and (ii) 2,737,290 shares of common stock, par value $0.001 per share, of Barnes & Noble. The Purchase Agreement closed on December 4, 2014. The Company accounted for this transaction in accordance with ASC 810-10, Non-Controlling Interest (ASC 810-10) and it accordingly was reflected as an equity transaction. In connection with the closing, the parties entered into a Digital Business Contingent Payment Agreement, pursuant to which Microsoft is entitled to receive 22.7% of the proceeds from, among other events or transactions, (1) any future dividends or other distributions received from Barnes & Noble’s NOOK digital business at any time until the date that is three years from the closing, subject to a one-year extension under certain circumstances, and (2) the sale of Barnes & Noble’s NOOK digital business at any time until the date that is three years from the closing, subject to a one-year extension under certain circumstances.